Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-33076
Entity Registrant Name	WILLDAN GROUP, INC.
Entity Central Index Key	0001370450
Entity Tax Identification Number	14-1951112
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2401 East Katella Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Anaheim
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92806
City Area Code	800
Local Phone Number	424-9144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WLDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false